CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024
ASSETS
Property, plant and equipment		$ 59,961	$ 55,560
Intangible assets		6,420	5,654
Equity accounted investments		2,848	2,471
Deferred tax assets		5,039	4,900
Pension assets		2,165	1,717
Derivative financial instruments		812	648
Financial investments		4,939	5,616
Prepayments and financial receivables		1,509	1,379
Total non-current assets		83,694	77,946
Inventories		3,736	4,031
Trade and other receivables		10,366	13,590
Prepayments and financial receivables	[1],[2]	4,284	6,084
Derivative financial instruments		672	1,024
Financial investments		14,276	15,335
Cash and cash equivalents	[1]	8,114	5,903
Total current assets		41,448	45,967
Assets classified as held for sale		10,704	7,227
Total assets		135,846	131,141
EQUITY AND LIABILITIES
Shareholders' equity		40,526	42,342
Non-controlling interests		67	38
Total equity		40,592	42,380
Finance debt		22,903	19,361
Lease liabilities		2,168	2,261
Deferred tax liabilities		14,997	12,726
Pension liabilities		4,257	3,482
Provision and other liabilities		14,600	12,927
Derivative financial instruments		1,122	1,958
Total non-current liabilities		60,047	52,715
Trade and other payables		10,429	11,110
Provisions and other liabilities		3,376	2,384
Current tax payable		12,661	10,319
Finance debt		4,762	7,223
Lease liabilities		1,121	1,249
Dividends payable		930	1,906
Derivative financial instruments		444	833
Total current liabilities		33,722	35,023
Liabilities directly associated with the assets classified for sale		1,484	1,023
Total liabilities		95,253	88,761
Total equity and liabilities		$ 135,846	$ 131,141

[1]	1) Restated for 2024. For more information see note 1 Organisation and basis of preparation.
[2]
2) Includes collateral deposits of USD 1.5 billion for 30 September 2025 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 31 December 2024 is USD 2.2 billion.